Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Facility State Plant shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares
Significant Accounting Policies [Line Items]
Number of quarries and yards | Facility	282
Number of states with aggregates business sales by destination | State	30
Number of cement plants | Plant	2
Number of cement distribution facilities | Facility	5
Weighted-average fair value of stock option granted | $ / shares			$ 57.71
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
Shares withheld for employees’ income tax obligations reclassified from operating activities	$ 11,805,000	$ 9,723,000	$ 7,601,000
ASU 2017-07 | Acquisition-Related Expenses, Net
Significant Accounting Policies [Line Items]
Reclassification of costs to nonoperating expense		774,000	2,118,000
ASU 2017-07 | Cost of Sales
Significant Accounting Policies [Line Items]
Reclassification of costs to nonoperating expense		2,772,000	5,153,000
ASU 2017-07 | Selling, General and Administrative Costs
Significant Accounting Policies [Line Items]
Reclassification of costs to nonoperating expense		6,399,000	7,480,000
ASU 2016-09
Significant Accounting Policies [Line Items]
Shares withheld for employees’ income tax obligations reclassified from operating activities		3,787,000	7,449,000
Excess tax benefits from share-based compensation reclassified to operating activities		$ 6,792,000	0
Stock Options
Significant Accounting Policies [Line Items]
Stock options issued | shares	0	0
Excess tax benefits from share-based compensation reclassified to operating activities	$ 3,483,000	$ 4,238,000	$ 551,000
Expendable Parts Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	5 years
Supplies Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	1 year
Minimum
Significant Accounting Policies [Line Items]
Number of ready mixed concrete and asphalt plants | Plant	152
Warranty term	9 months
Minimum | Inventory Finished Goods
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	12 months
Maximum
Significant Accounting Policies [Line Items]
Warranty term	1 year
Maximum | Inventory Finished Goods
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	5 years
Percentage of Aggregates Business Net Sales in Top Five Sales states | Geographic Concentration Risk | Sales Revenue Segment
Significant Accounting Policies [Line Items]
Total net sales, percentage	74.00%